Business Combinations and Deconsolidations	12 Months Ended
Dec. 31, 2020
Business Combinations and Decosolidations
3.	BUSINESS COMBINATIONS AND DECONSOLIDATIONS
Deconsolidation in 2020
During the year ended December 31, 2020, the Group disposed certain gaming related business and one utility product in its Internet Business segment to a third party and a related party. Consequently, the Group lost control over such businesses and deconsolidated their financial results from the Group’s financial statements from the date of disposal with total consideration of

RMB202,275 (US$31,000)

and contingency consideration of

RMB
11,745
(US$
1,800)
. The Group recognized a total gain of RMB
226,502
(US$
34,713)
from these transactions in “Other income” in the consolidated statements of comprehensive income for the year ended December
31
,
2020
.
The Group further disposed its major gaming related business to certain investees. Consequently, the Group lost control over such businesses and deconsolidated their financial results from the Group’s financial statements from the date of disposal. The Group measured shares acquired during the disposal from certain investees at fair value and recognized a total gain of RMB182,550 (US$27,977) from the transactions in “Other income” in the consolidated statements of comprehensive income for the year ended December 31, 2020.
The Group owns
36% voting rights of these investees, which might be further increased to a higher percentage, expecting

75%

as the highest subject to further adjustments as share split, share combination, etc. in some of the investees, provided that the Group chooses to convert its preferred shares into ordinary shares in full or in part upon certain conversion events. As the Group’s equity interests are not in-substance
common stock and the investment does not have readily determinable fair value, the interests was accounted for using the measurement alternative. These equity investees will be considered related parties after deconsolidation.
The Group also disposed its partial interest in an entity operating utility related business through the sale of shares. Consequently, the Group lost control over such businesses and deconsolidated their financial results from the
Group’s
financial statements from the date of disposal. The Group measured the remaining interests at fair value upon deconsolidation and recognized a total loss of

RMB14,827 (US$2,272) from the transactions in “Other expenses” in the consolidated statements of comprehensive income for the year ended December 31, 2020. Subsequent to the deconsolidation, the Group owns 47.1% voting rights and the remaining interests are accounted for as equity method. These equity investees will be considered related parties after deconsolidation.
The deconsolidation of these businesses did not
meet
the definition of a discontinued operation in accordance with ASC
205-20,
Presentation of Financial Statements – Discontinued Operations (“ASC
205-20”),
as the disposal did not represent a shift in the Group’s strategy that has (or will have) a major effect on an entity’s operations and financial results.
Business combination in 2019
In June 2019, the Group completed a business combination, which the Group expected to enhance the Group’s expertise in hardware services. The total purchase consideration was RMB25,000 (US$3,591). The acquired entity was considered insignificant. The results of the acquired entity’s operations have been included in the Group’s consolidated financial statements since June 2019.
Deconsolidation in 2019
In September 2019, Live.me Inc (“Live.me”), a former subsidiary of the Company, amended its share incentive plan to increase the number of shares to be issued under the current plan, and issued certain number of new shares into a trust under the plan for the benefit of current and future recipients of Live.me’s share incentive awards. Consequently, the Company was no longer a majority shareholder of Live.me and deconsolidated Live.me’s financial results from the Company’s financial statements from September 30, 2019. The Group recognized a total gain of RMB839,834 (US$120,635) from the transaction in “Other income, net” in the consolidated statements of comprehensive loss for the year ended December 31, 2019. The deconsolidation of Live.me did not meet the definition of a discontinued operation in accordance with ASC
205-20
as the disposal of Live.me did not represent a shift in the Group’s strategy that has (or will have) a major effect on an entity’s operations and financial results. Subsequent to the deconsolidation, the Group owns 49.6% voting rights of Live.me. The remaining interests is accounted for equity investment using the fair value option in accordance with ASC 825 and Live.me was considered a related party after deconsolidation.

Deconsolidation in 2018
On October 8, 2018, the Group entered into an agreement to dispose its 24.8% equity interest of Hong Kong Youloft Technology Limited (“Youloft HK”) to a shareholder, for a cash consideration of RMB97,450. Subsequent to the transaction and the dilution of a newly established share award scheme of Youloft HK, the Group owned 21.9% equity interests of Youloft HK on a fully diluted basis. Subsequent to the transaction, the Group considered lost control over Youloft HK. As the Group’s remaining equity interests are not in-substance
common stock and the investment does not have readily determinable fair value, the investment was accounted for using the measurement alternative. The Group recognized a total gain of RMB176,442 from the transaction in “Other income, net” in the consolidated statements of comprehensive income for the year ended December 31, 2018. The deconsolidation of Youloft HK did not meet the definition of a discontinued operation in accordance with
ASC 205-20,
as the disposal of Youloft HK did not represent a shift in the Group’s strategy that has (or will have) a major effect on an entity’s operations and financial results.